JPMorgan Specialty Funds

JPMorgan International Realty Fund
(Class A, Class C and Select Class Shares)
(A series of JPMorgan Trust I)

Supplement dated April 1, 2010
to the Prospectuses dated February 28, 2010

CHANGE IN SECONDARY BENCHMARK. Effective April 1, 2010 (the “Effective Date”), the FTSE EPRA/NAREIT Developed ex US Net of Tax US Tax Stance will be added as a secondary benchmark for the JPMorgan International Realty Fund.

The following “The Fund’s Past Performance” section and “Average Annual Total Return” table in the “Risk/Return Summary” section of the Class A, Class C and Select Class Shares Prospectus replace the corresponding paragraph and table on page 3 and page 4 of the Prospectus.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns over the past one year and the life of the Fund. It compares that performance to the Morgan Stanley Capital International (MSCI) EAFE (Europe, Australia, Far East) Index, the FTSE EPRA/NAREIT Developed ex US Net of Tax US Tax Stance, the GPR 250 Global (ex United States) Net Index and the Lipper International Real Estate Funds Average, an average based on the total returns of all funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2008)

	Past 1 Year	Life of Fund (since 11/30/06)
SELECT CLASS SHARES
Return Before Taxes	34.28%	(10.19)%
Return After Taxes on Distributions	30.79	(11.49)
Return After Taxes on Distributions and Sale of Fund Shares	23.05	(9.02)
CLASS A SHARES
Return Before Taxes	26.95	(11.97)
CLASS C SHARES
Return Before Taxes	32.39	(10.87)
MSCI EAFE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	31.78	(4.94)
FTSE EPRA/NAREIT DEVELOPED ex US NET OF TAX US TAX STANCE
(Reflects No Deduction for Fees or Expenses)	44.53	(9.62)
GPR 250 GLOBAL ex — US NET INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	37.86	(11.10)
LIPPER INTERNATIONAL REAL ESTATE FUNDS AVERAGE
(Reflects No Deduction for Taxes)	41.51	(10.36)

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-INTRACS-410

JPMorgan Specialty Funds

JPMorgan International Realty Fund
(Class R5 Shares)
(A series of JPMorgan Trust I)

Supplement dated April 1, 2010
to the Prospectuses dated February 28, 2010

CHANGE IN SECONDARY BENCHMARK. Effective April 1, 2010 (the “Effective Date”), the FTSE EPRA/NAREIT Developed ex US Net of Tax US Tax Stance will be added as a secondary benchmark for the JPMorgan International Realty Fund.

The following “The Fund’s Past Performance” section and “Average Annual Total Return” table in the “Risk/Return Summary” section of the Class R5 Shares Prospectus replace the corresponding paragraph and table on page 3 and page 4 of the Prospectus.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R5 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns over the past one year and the life of the Fund. It compares that performance to the Morgan Stanley Capital International (MSCI) EAFE (Europe, Australia, Far East) Index, the FTSE EPRA/NAREIT Developed ex US Net of Tax US Tax Stance, the GPR 250 Global (ex United States) Net Index and the Lipper International Real Estate Funds Average, an average based on the total returns of all funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2008)

	Past 1 Year	Life of Fund (since 11/30/06)
CLASS R5 SHARES
Return Before Taxes	34.74%	(9.98)%
Return After Taxes on Distributions	31.24	(11.31)
Return After Taxes on Distributions and Sale of Fund Shares	23.35	(8.86)
MSCI EAFE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	31.78	(4.94)
FTSE EPRA/NAREIT DEVELOPED ex US NET OF TAX US TAX STANCE
(Reflects No Deduction for Fees or Expenses)	44.53	(9.62)
GPR 250 GLOBAL ex — US NET INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	37.86	(11.10)
LIPPER INTERNATIONAL REAL ESTATE FUNDS AVERAGE
(Reflects No Deduction for Taxes)	41.51	(10.36)

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-INTRR5-410